LEASE - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
LEASE
Operating lease right-of-use assets	$ 674,885	$ 13,122
Operating lease liabilities, current	144,408	13,122
Operating lease liabilities, non-current	556,584
Total operating lease liabilities	$ 700,992	$ 13,122
Weighted average remaining lease term	51 months 6 days	4 months 21 days
Weighted average discount rate	4.30%	4.30%